Commitments and Contingencies (Details Narrative) € in Thousands, £ in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 GBP (£)
Disclosure of contingent liabilities [line items]
Intangible assets recognized, acquired	$ 490
R&D Contracts [Member]
Disclosure of contingent liabilities [line items]
Potential milestone payments	$ 2,406
Potential milestone payments, description	The Company expects to pay $2,406, including $2,116 [EUR 1,801], and $290 [GBP 210], in R&D contracts	The Company expects to pay $2,406, including $2,116 [EUR 1,801], and $290 [GBP 210], in R&D contracts	The Company expects to pay $2,406, including $2,116 [EUR 1,801], and $290 [GBP 210], in R&D contracts
R&D Contracts [Member] | Euro [Member]
Disclosure of contingent liabilities [line items]
Potential milestone payments | €		€ 1,801
R&D Contracts [Member] | GBP [Member]
Disclosure of contingent liabilities [line items]
Potential milestone payments | £			£ 210
R&D Milestone Payments [Member]
Disclosure of contingent liabilities [line items]
Potential milestone payments	$ 4,726
Potential milestone payments, description	Up to $4,726, including $3,141 [EUR 2,675] and $1,585 [GBP 1,150], in R&D milestone payments	Up to $4,726, including $3,141 [EUR 2,675] and $1,585 [GBP 1,150], in R&D milestone payments	Up to $4,726, including $3,141 [EUR 2,675] and $1,585 [GBP 1,150], in R&D milestone payments
R&D Milestone Payments [Member] | Euro [Member]
Disclosure of contingent liabilities [line items]
Potential milestone payments | €		€ 2,675
R&D Milestone Payments [Member] | GBP [Member]
Disclosure of contingent liabilities [line items]
Potential milestone payments | £			£ 1,150
Revenue Related Milestone Payments [Member]
Disclosure of contingent liabilities [line items]
Potential milestone payments	$ 7,656
Potential milestone payments, description	Up to $7,656, including $5,933 [EUR 5,050] and $1,723 [GBP 1,250], in revenue related milestone payments	Up to $7,656, including $5,933 [EUR 5,050] and $1,723 [GBP 1,250], in revenue related milestone payments	Up to $7,656, including $5,933 [EUR 5,050] and $1,723 [GBP 1,250], in revenue related milestone payments
Revenue Related Milestone Payments [Member] | Euro [Member]
Disclosure of contingent liabilities [line items]
Potential milestone payments | €		€ 5,050
Revenue Related Milestone Payments [Member] | GBP [Member]
Disclosure of contingent liabilities [line items]
Potential milestone payments | £			£ 1,250